Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED GOVERNMENT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Income Trust

INSTITUTIONAL SHARES (FICMX)
SERVICE SHARES (FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2020

1. Under the section entitled "Fund Summary Information," please replace the first sentence of the second paragraph of the sub-section entitled "What are the Fund's Main Investment Strategies?"in its entirety with the following:

"The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the "Index")."
FEDERATED GOVERNMENT INCOME TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Government Income Trust

INSTITUTIONAL SHARES (FICMX)
SERVICE SHARES (FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2020

1. Under the section entitled "Fund Summary Information," please replace the first sentence of the second paragraph of the sub-section entitled "What are the Fund's Main Investment Strategies?"in its entirety with the following:

"The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the "Index")."